[ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08044

Morgan Stanley High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 33rd Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 Annual Report

December 31, 2005

Morgan Stanley

High Yield Fund, Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley High Yield Fund, Inc.
Letter to Stockholders

December 31, 2005

Performance

For the year ended December 31, 2005, the Morgan Stanley High Yield Fund, Inc. (the “Fund”) had total returns, based on net asset value and market value per share of 0.74%, net of fees, and -5.36%, respectively, compared to 2.26% for the CSFB High Yield Index (the “Index”). On December 31, 2005, the closing price of the Fund’s shares on the New York Stock Exchange was $5.67, representing a 14.4% discount to the Fund’s net asset value per share.

Factors Affecting Performance

•      The fundamentals of the high-yield bond market remained positive throughout 2005, with low default rates, strong economic performance, and favorable earnings trends. However, unfavorable factors, particularly credit downgrades within the auto sector and net outflows from high-yield mutual funds, detracted considerably from the market’s overall performance. By mid-March, the troubles at a major U.S. auto maker weighed heavily on the credit markets. This contributed to a rapid sell-off, and high yield spreads relative to Treasuries which widened considerably through mid-May. However, favorable trends in credit default rates as well as the overall strong performance of the U.S. economy helped the high-yield market recover during the balance of the year.

•      The Fund’s performance benefited from its strategic underweight in the transportation sector, the worst performing sector in the high-yield market during the 12-month period. Besides steering clear of two troubled U.S. auto makers earlier in the year when their spreads widened considerably, we also avoided exposure to several well-known auto parts suppliers that defaulted during the year. Overall security selection in the cable sector and utility sectors also helped boost relative performance.

•      Security selection decisions in various other sectors, including forest products, housing, financials, and telecommunications, detracted from the Fund’s performance relative to the Index.

Management Strategies

•      We sought to maintain a balanced and well diversified portfolio while allowing for strategic overweights in securities and sectors that we believed offered the most attractive risk profiles. During the reporting period, we increased the average credit quality of the Fund to the high B area, which is close to that of the Index. In our view, we adopted this more conservative posture because the lower quality segment of the market appeared to offer less value.

•      In terms of issuer size, we continued to focus on larger companies because of their financial flexibility, their ability to withstand less-favorable financial conditions, and their superior access to capital markets.

•      Over the course of the year, our investment discipline led us to increase the Fund’s exposure to the transportation, healthcare, food and tobacco, and energy sectors. We decreased exposure to housing, media, and cable. As of the close of the reporting period, the Fund’s major sector overweights versus the Index included chemicals, energy and healthcare. Underweights included transportation, technology, telecommunications, financials, and utilities.

Sincerely,

Ronald E. Robison
President and Principal Executive Officer	January 2006

The Fund announced in February 2006, that it will be managed by the Taxable Fixed Income team. Current members of the team, all of Morgan Stanley Investment Management, Inc., include Gordon Loery, an Executive Director and Joshua Givelber a Vice President.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (Showing Percentage of Total Value of Investments)
December 31, 2005

		Face Amount (000)	Value (000)
CORPORATE BONDS AND NOTES (94.7%)
Aerospace (1.1%)
Hexcel Corp.
6.75%, 2/1/15		$485	$470
K&F Acquisition, Inc.
7.75%, 11/15/14		(b)570	579
			1,049
Broadcasting (0.5%)
LIN Television Corp.
6.50%, 5/15/13		475	458
Cable (6.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(a)670	909
Cablevision Systems Corp.
8.716%, 4/1/09	$	(b)(d)775	787
CCH I LLC
11.00%, 10/1/15		(a)(b)561	474
Echostar DBS Corp.
6.625%, 10/1/14		775	747
Intelsat Bermuda Ltd.
8.25%, 1/15/13		(a)55	56
8.625%, 1/15/15		(a)545	553
8.695%, 1/15/12		(a)(d)400	408
Kabel Deutschland GmbH
10.625%, 7/1/14		(a)925	978
PanAmSat Corp.
9.00%, 8/15/14		621	654
Renaissance Media Group LLC
10.00%, 4/15/08		(c)275	277
Satelites Mexicanos SA de CV, ‘B’
10.125%, (Expired Maturity)		(e)205	98
			5,941
Chemicals (6.8%)
Cognis Deutschland GmbH & Co. KG
7.226%, 11/15/13	EUR	(a)(d)540	658
Equistar Chemicals LP
10.125%, 9/1/08	$	(b)601	655
10.625%, 5/1/11		(b)145	160
Huntsman International LLC
10.125%, 7/1/09		(b)259	318
10.125%, 7/1/09		1	1
Innophos Investments Holdings, Inc.
12.34%, 2/15/15		(a)(d)288	273
Innophos, Inc.
9.625%, 8/15/14	$	(a)250	$253
ISP Chemco, Inc.
10.25%, 7/1/11		(b)375	401
ISP Holdings, Inc.
10.625%, 12/15/09		(b)330	348
Koppers, Inc.
9.875%, 10/15/13		175	191
Millennium America, Inc.
7.00%, 11/15/06		(b)330	337
9.25%, 6/15/08		(b)438	475
Nalco Co.
7.75%, 11/15/11		(b)205	212
8.875%, 11/15/13		720	758
Rhodia SA
8.00%, 6/1/10	EUR	95	119
8.875%, 6/1/11		(a)805	829
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		150	184
10.625%, 5/15/11		$405	446
			6,618
Consumer Products (3.1%)
Amscan Holdings, Inc.
8.75%, 5/1/14		(b)330	280
Levi Strauss & Co.
9.28%, 4/1/12		(d)1,230	1,245
Oxford Industries, Inc.
8.875%, 6/1/11		255	261
Rayovac Corp.
8.50%, 10/1/13		645	566
Spectrum Brands, Inc.
7.375%, 2/1/15		305	256
Tempur-Pedic, Inc.
10.25%, 8/15/10		364	396
			3,004
Diversified Media (4.2%)
Advanstar Communications, Inc.
10.75%, 8/15/10		100	110
AMC Entertainment, Inc.
8.59%, 8/15/10		(b)(d)345	357
CanWest Media, Inc.
8.00%, 9/15/12		824	846
Dex Media East LLC
12.125%, 11/15/12		(b)270	317

The accompanying notes are an integral part of the financial statements.	3

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)
December 31, 2005

		Face Amount (000)	Value (000)
Diversified Media (cont’d)
Dex Media West LLC
9.875%, 8/15/13		$415	$463
Houghton Mifflin Co.
8.25%, 2/1/11		(b)245	254
9.875%, 2/1/13		(b)700	751
Nebraska Book Co., Inc.
8.625%, 3/15/12		415	384
Primedia, Inc.
8.875%, 5/15/11		(b)620	575
			4,057
Energy (9.8%)
Chaparral Energy, Inc.
8.50%, 12/1/15		(a)705	733
CHC Helicopter Corp.
7.375%, 5/1/14		960	976
Chesapeake Energy Corp.
6.625%, 1/15/16		300	305
7.50%, 9/15/13		(b)625	667
Compagnie Generale de Geophysique SA
7.50%, 5/15/15		220	229
El Paso Production Holding Co.
7.75%, 6/1/13		(b)665	693
Hanover Compressor Co.
8.625%, 12/15/10		120	128
9.00%, 6/1/14		(b)450	493
Hanover Equipment Trust
8.75%, 9/1/11		250	266
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(a)570	583
10.50%, 9/1/10		(a)355	395
Husky Oil Co.
8.90%, 8/15/28		(b)(d)855	921
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		231	251
Massey Energy Co.
6.875%, 12/15/13		(a)880	892
Pacific Energy Partners LP
7.125%, 6/15/14		450	466
Pemex Project Funding Master Trust
9.125%, 10/13/10		(b)345	398
Pogo Producing Co.
6.875%, 10/1/17		(a)495	485
Vintage Petroleum, Inc.
7.875%, 5/15/11		545	572
			9,453
Financials (0.8%)
JSG Funding plc
10.125%, 10/1/12	EUR	196	$251
Residential Capital Corp.
6.375%, 6/30/10		$485	493
			744
Food & Drug (2.3%)
CA FM Lease Trust
8.50%, 7/15/17		(a)585	644
Delhaize America, Inc.
8.125%, 4/15/11		(b)440	482
Jean Coutu Group, Inc.
7.625%, 8/1/12		185	183
8.50%, 8/1/14		(b)525	483
Rite Aid Corp.
8.125%, 5/1/10		(b)385	394
			2,186
Food & Tobacco (4.3%)
Michael Foods, Inc.
8.00%, 11/15/13		405	417
Pilgrim’s Pride Corp.
9.25%, 11/15/13		(b)215	231
9.625%, 9/15/11		935	1,000
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10		(a)995	995
Smithfield Foods, Inc.
7.00%, 8/1/11		1,175	1,204
7.625%, 2/15/08		(b)265	275
			4,122
Forest Products (5.0%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		(b)705	601
Crown Americas, Inc.
7.625%, 11/15/13		(a)335	349
Crown European Holdings SA
6.25%, 9/1/11	EUR	245	311
Graham Packaging Co., Inc.
8.50%, 10/15/12		$195	193
9.875%, 10/15/14		580	569
Graphic Packaging International Corp.
9.50%, 8/15/13		(b)670	643
Owens-Brockway Glass Container, Inc.
8.25%, 5/15/13		1,175	1,219
Owens-Illinois, Inc.
7.35%, 5/15/08		(b)360	366

4	The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)
December 31, 2005

		Face Amount (000)	Value (000)
Forest Products (cont’d)
Pliant Corp.
11.125%, 9/1/09	$	(e)115	$103
13.00%, 6/1/10		(b)(e)472	95
Tembec Industries, Inc.
8.50%, 2/1/11		(b)665	372
			4,821
Gaming & Leisure (6.1%)
Caesar’s Entertainment, Inc.
8.875%, 9/15/08		250	271
HMH Properties, Inc.
7.875%, 8/1/08		31	32
Host Marriott LP
6.375%, 3/15/15		760	762
7.125%, 11/1/13		(b)700	732
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		1,005	985
Las Vegas Sands Corp.
6.375%, 2/15/15		490	474
MGM Mirage
6.00%, 10/1/09		(b)1,525	1,523
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		265	293
Station Casinos, Inc.
6.00%, 4/1/12		885	887
			5,959
Health Care (8.3%)
AmerisourceBergen Corp.
5.625%, 9/15/12		(a)1,265	1,271
Community Health Systems, Inc.
6.50%, 12/15/12		(b)410	401
DaVita, Inc.
6.625%, 3/15/13		405	414
Fisher Scientific International, Inc.
6.125%, 7/1/15		(a)430	432
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		(b)935	968
HCA, Inc.
6.30%, 10/1/12		200	202
8.70%, 2/10/10		265	290
8.75%, 9/1/10		685	761
MedCath Holdings Corp.
9.875%, 7/15/12		500	530
National Nephrology Associates, Inc.
9.00%, 11/1/11		(a)100	111
Omnicare, Inc.
6.75%, 12/15/13		$355	$361
Res-Care, Inc.
7.75%, 10/15/13		(a)500	503
Tenet Healthcare Corp.
7.375%, 2/1/13		150	139
9.875%, 7/1/14		525	534
VWR International, Inc.
6.875%, 4/15/12		635	633
Warner Chilcott Corp.
8.75%, 2/1/15		(a)485	449
			7,999
Housing (3.4%)
Associated Materials, Inc.
11.25%, 3/1/14		(c)1,010	500
Goodman Global Holding Co., Inc.
7.491%, 6/15/12		(a)(d)170	169
7.875%, 12/15/12		(a)305	285
Interface, Inc.
7.30%, 4/1/08		(b)135	137
9.50%, 2/1/14		535	535
10.375%, 2/1/10		165	179
Nortek, Inc.
8.50%, 9/1/14		750	728
Technical Olympic USA, Inc.
9.00%, 7/1/10		(b)518	526
10.375%, 7/1/12		(b)225	223
			3,282
Information Technology (3.2%)
Eastman Kodak Co.
7.25%, 11/15/13		505	485
Iron Mountain, Inc.
7.75%, 1/15/15		(b)375	380
8.625%, 4/1/13		(b)595	623
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		550	518
Nortel Networks Ltd.
6.125%, 2/15/06		(b)590	592
Sungard Data Systems, Inc.
8.525%, 8/15/13		(a)(b)45	47
9.125%, 8/15/13		(a)445	463
			3,108
Manufacturing (3.4%)
General Cable Corp.
9.50%, 11/15/10		255	271

The accompanying notes are an integral part of the financial statements.	5

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)
December 31, 2005

		Face Amount (000)	Value (000)
Manufacturing (cont’d)
Johnsondiversey, Inc.
9.625%, 5/15/12	EUR	235	$281
9.625%, 5/15/12		$511	516
Manitowoc Co., Inc.
10.375%, 5/15/11		768	986
NMHG Holding Co.
10.00%, 5/15/09		853	913
Propex Fabrics, Inc.
10.00%, 12/1/12		(b)410	368
			3,335
Metals (2.2%)
Foundation PA Coal Co.
7.25%, 8/1/14		170	177
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)(f)(i)515	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(e)(f)(i)1,595	@—
Novelis, Inc.
7.50%, 2/15/15		(a)815	764
Republic Technologies International LLC
13.75%, 7/15/09		(e)(f)(i)720	@—
UCAR Finance, Inc.
10.25%, 2/15/12		530	562
United States Steel Corp.
9.75%, 5/15/10		(b)555	606
			2,109
Retail (2.2%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		415	436
General Nutrition Centers, Inc.
8.50%, 12/1/10		(b)270	234
Penney (JC) Co., Inc.
8.00%, 3/1/10		935	1,029
Phillips-Van Heusen
7.25%, 2/15/11		475	484
			2,183
Services (2.7%)
Allied Waste North America
5.75%, 2/15/11		(a)475	452
8.50%, 12/1/08		265	280
8.875%, 4/1/08		(b)476	505
Buhrmann US, Inc.
7.875%, 3/1/15		195	191
8.25%, 7/1/14		525	530
MSW Energy Holdings II LLC
7.375%, 9/1/10	$	(b)495	$511
MSW Energy Holdings LLC
8.50%, 9/1/10		(b)105	112
			2,581
Telecommunications (1.5%)
AXtel SA
11.00%, 12/15/13		(b)745	846
Esprit Telecommunications Group plc
11.50%, 12/15/07	EUR	(f)(i)665	@—
EXDS, Inc.
11.625%, 7/15/10	$	(e)(f)(i)1,068	@—
Qwest Communications International, Inc.
7.84%, 2/15/09		515	525
Qwest Corp.
5.625%, 11/15/08		(b)115	114
Rhythms NetConnections, Inc.
13.50%, 5/15/08		(e)(f)(i)2,591	@—
14.00%, 2/15/10		(e)(f)(i)1,476	@—
			1,485
Transportation (6.9%)
Amsted Industries, Inc.
10.25%, 10/15/11		(a)960	1,032
ArvinMeritor, Inc.
8.75%, 3/1/12		225	217
Ford Motor Credit Co.
5.625%, 10/1/08		(b)515	452
General Motors Acceptance Corp.
4.375%, 12/10/07		585	520
6.875%, 9/15/11		655	598
6.875%, 8/28/12		105	95
General Motors Corp.
7.125%, 7/15/13		245	163
8.375%, 7/15/33		460	306
Lear Corp.
8.11%, 5/15/09		795	740
Petro Stopping Centers LP
9.00%, 2/15/12		710	717
Sonic Automotive, Inc.
8.625%, 8/15/13		(b)1,250	1,216
TRW Automotive, Inc.
9.375%, 2/15/13		607	660
			6,716

6	The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)
December 31, 2005

		Face Amount (000)	Value (000)
Utilities (8.4%)
AES Corp. (The)
7.75%, 3/1/14	$	(b)300	$316
8.875%, 2/15/11		59	64
9.00%, 5/15/15		(a)(b)570	627
9.375%, 9/15/10		88	97
CMS Energy Corp.
7.50%, 1/15/09		560	580
Colorado Interstate Gas Co.
6.80%, 11/15/15		(a)400	411
Dynegy Holdings, Inc.
6.875%, 4/1/11		(b)578	572
9.875%, 7/15/10		(a)440	485
Ipalco Enterprises, Inc.
8.625%, 11/14/11		165	181
Monongahela Power Co.
5.00%, 10/1/06		(b)570	570
Nevada Power Co.
8.25%, 6/1/11		355	395
9.00%, 8/15/13		(b)306	338
Northwest Pipeline Corp.
8.125%, 3/1/10		(b)115	122
Ormat Funding Corp.
8.25%, 12/30/20		(b)758	769
PSEG Energy Holdings LLC
8.625%, 2/15/08		(b)1,201	1,255
Reliant Energy, Inc.
6.75%, 12/15/14		195	171
Southern Natural Gas Co.
8.875%, 3/15/10		235	252
Williams Cos., Inc.
7.875%, 9/1/21		(b)875	952
			8,157
Wireless Communications (2.4%)
Rural Cellular Corp.
8.991%, 3/15/10		(b)(d)305	315
SBA Communications Corp.
8.50%, 12/1/12		412	459
SBA Telecommunications, Inc./ SBA Communications Corp.
9.75%, 12/15/11		(b)(c)479	446
UbiquiTel Operating Co.
9.875%, 3/1/11		505	562
Wind Acquisition Finance SA
10.75%, 12/1/15		(a)525	545
			2,327
TOTAL CORPORATE BONDS AND NOTES
(Cost $95,609)			$91,694

		Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.		38,480	3
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.		1,105	@—
Utilities (0.0%)
PNM Resources, Inc.		178	5
TOTAL COMMON STOCKS
(Cost $1,954)			8
		No. of Warrants
WARRANTS (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (Cost $41)		(a)(f)(g)(i)1,677	3
SHORT-TERM INVESTMENT (5.3%)
		Face Amount (000)
Repurchase Agreement (5.3%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $5,129 (Cost $5,127)	$	(h)5,127	5,127
TOTAL INVESTMENTS (100.0%)
(Cost $102,731)			96,832
LIABILITIES IN EXCESS OF OTHER ASSETS			(19,395)
NET ASSETS			$77,437

(a)     144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)     Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of December 31, 2005. See note A-3 to financial statements.

(c)     Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is ultimate maturity.

(d)     Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2005.

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)
December 31, 2005

(e)        Security is in default.

(f)         Security was valued at fair value — At December 31, 2005, the Fund held $3,000 of fair valued securities, representing less than 0.00% of net assets.

(g)        Non-income producing security.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(i)         Security has been deemed illiquid — At December 31, 2005.

@         Face Amount/Value is less than $500.

EUR     Euro

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	298	$353	1/26/06	USD	$359	$359	$6
EUR	461	547	1/26/06	USD	556	556	9
EUR	884	1,048	1/26/06	USD	1,067	1,067	19
EUR	1,701	2,016	1/26/06	USD	2,051	2,051	35
		$3,964				$4,033	$69

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Financial Statements

Statement of Assets and Liabilities	December 31, 2005 (000)
Assets:
Investments, at Value (Cost $102,731)	$96,832
Cash	1
Interest Receivable	1,987
Receivable for Investments Sold	178
Unrealized Appreciation on Foreign Currency Exchange Contracts	69
Foreign Currency, at Value (Cost $@—)	@—
Other Assets	2
Total Assets	99,069
Liabilities:
Payable For:
Reverse Repurchase Agreements	21,087
Dividends Declared	426
Investment Advisory Fees	46
Directors’ Fees and Expenses	14
Administration Fees	4
Custodian Fees	2
Other Liabilities	53
Total Liabilities	21,632
Net Assets
Applicable to 11,700,448, Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$77,437
Net Asset Value Per Share	$6.62
Net Assets Consist of:
Common Stock	$117
Paid-in Capital	156,080
Undistributed (Distributions in Excess of) Net Investment Income	(597)
Accumulated Net Realized Gain (Loss)	(72,229)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Exchange Contracts and Translations	(5,934)
Net Assets	$77,437

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley High Yield Fund, Inc.

Financial Statements

Statement of Operations	Year Ended December 31, 2005 (000)
Investment Income
Interest	$8,115
Dividends	2
Total Investment Income	8,117
Expenses
Interest Expense on Reverse Repurchase Agreements	936
Investment Advisory Fees (Note B)	559
Administration Fees (Note C)	64
Professional Fees	54
Stockholder Reporting Expenses	49
Stockholder Servicing Agent	29
Custodian Fees (Note D)	16
Bank Overdraft Expense	1
Directors’ Fees and Expenses	1
Other Expenses	47
Total Expenses	1,756
Waiver of Administration Fees (Note C)	(20)
Expense Offset (Note D)	(1)
Net Expenses	1,735
Net Investment Income	6,382
Net Realized Gain (Loss) on:
Investments	917
Foreign Currency Transactions	619
Net Realized Gain (Loss)	1,536
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,364)
Foreign Currency Translations	492
Change in Unrealized Appreciation (Depreciation)	(7,872)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	$46

Statements of Changes in Net Assets	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) in Net Assets

Operations:
Net Investment Income	$6,382	$7,517
Net Realized Gain (Loss)	1,536	3,419
Change in Unrealized Appreciation (Depreciation)	(7,872)	(1,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	46	9,927
Distributions from and/or in Excess of:
Net Investment Income	(6,101)	(7,837)
Total Increase (Decrease)	(6,055)	2,090
Net Assets:
Beginning of Period	83,492	81,402
End of Period (including undistributed (distributions in excess of) net investment income of $(597) and $(1,498), respectively)	$77,437	$83,492

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.

Financial Statements

Statement of Cash Flows	Year Ended December 31,2005 (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$60,423
Purchases of Long-Term Investments	(54,309)
Net (Increase) Decrease in Short-Term Investments	(2,688)
Net Realized Gain (Loss) on Foreign Currency Transactions	619
Net Investment Income	6,382
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(21)
Net Increase (Decrease) in Payables Related to Operations	182
Accretion/Amortization of Discounts and Premiums	(132)
Net Cash Provided (Used) by Operating Activities	10,456
Cash Flows from Financing Activities:
Cash Received for Reverse Repurchase Agreements	52,675
Cash Paid for Repurchase Agreements	(55,000)
Cash Distributions Paid	(8,130)
Net Cash Provided (Used) for Financing Activities	(10,455)
Net Increase (Decrease) in Cash	1
Cash at Beginning of Period	—
Cash at End of Period	$1

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley High Yield Fund, Inc.
Selected Per Share Data and Ratios
Financial Highlights

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$7.14	$6.96	$5.46	$7.26	$9.31
Net Investment Income	0.55 †	0.64 †	0.67 †	0.78 †	1.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	0.21	1.40	(1.80)	(2.01)
Total from Investment Operations	0.00	0.85	2.07	(1.02)	(0.86)
Distributions from and/or in Excess of: Net Investment Income	(0.52)	(0.67)	(0.57)	(0.78)	(1.19)
Net Asset Value, End of Period	$6.62	$7.14	$6.96	$5.46	$7.26
Per Share Market Value, End of Period	$5.67	$6.51	$6.55	$5.38	$8.04
TOTAL INVESTMENT RETURN:
Market Value	(5.36)%	10.27%	33.13%	(24.16)%	(2.82)%
Net Asset Value (1)	0.74%	13.82%	39.29%	(14.69)%	(11.05)%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$77,437	$83,492	$81,402	$63,878	$84,577
Ratio of Expenses to Average Net Assets(2)	2.17%	1.45%	1.50%	2.92%	4.02%
Ratio of Expenses Excluding Interest Expense to Average Net Assets	1.00%	1.00%	1.05%	1.25%	1.17%
Ratio of Net Investment Income to Average Net Assets(2)	7.99	9.14%	10.57%	12.69%	13.37%
Portfolio Turnover Rate	56	55%	68%	56%	51%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	2.20%	1.45%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	7.96%	9.14%	N/A	N/A	N/A

(1)        Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†           Per share amount is based on average shares outstanding.

12	The accompanying notes are an integral part of the financial statements.

Morgan Stanley High Yield Fund, Inc.
Notes to Financial Statements
December 31, 2005

Morgan Stanley High Yield Fund, Inc. (the “Fund”) was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund’s primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A.   Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.             Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.             Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3.             Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchasedwith the proceeds from the sale of securities received by the Fund may decline below the price of the securities

Morgan Stanley High Yield Fund, Inc.
Notes to Financial Statements (cont’d)
December 31, 2005

the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At December 31, 2005, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in less than 365 Days
Value of Securities Subject to Repurchase	$20,706,000
Liability Under Reverse Repurchase Agreement	$21,087,000
Weighted Average Days to Maturity	101.46

The weighted average weekly balance of reverse repurchase agreements outstanding during the year ended December 31, 2005 was approximately $20,983,000 at a weighted average weekly interest rate of 3.83%.

4.             Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmentalsupervision and regulation of foreign securities markets and the possibility of political or economic instability.

5.             Derivatives: The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund have utilized and their associated risks:

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the

Morgan Stanley High Yield Fund, Inc.
Notes to Financial Statements (cont’d)
December 31, 2005

contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Structured Securities: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Futures: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Over-the-Counter Trading: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

6.             Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognizedon the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B.            Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund’s average weekly net assets.

C.            Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an AdministrationAgreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the year ended December 31, 2005, $20,000 of administration fees were waived pursuant

Morgan Stanley High Yield Fund, Inc.
Notes to Financial Statements (cont’d)
December 31, 2005

to this arrangement. Under a sub-administration agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the agreement, except pricing services and extraordinary expenses, will be covered under the administration fee.

D.            Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These Custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.             Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 were as follows:

2005 Distributions Paid From: (000)		2004 Distributions Paid From: (000)
	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$6,101	$—	$7,837	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$ 620	$ (620)	$ —

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
$9	$—

At December 31, 2005, the Federal income tax cost basis of securities was $102,838,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $6,006,000 of which $2,701,000 related to appreciated securities and $8,707,000 related to depreciated securities.

At December 31, 2005, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $71,849,000 available to offset future capital gains of which $735,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008, $4,214,000 to expire on December 31, 2009, $24,375,000 will expire on December 31, 2010, $38,087,000 will expire on December 31, 2011 and $241,000 will expire on December 31, 2012. During the year ended December 31, 2005, the Fund utilized capital loss carryforward for U.S. Federal income tax purposes of approximately $602,000.

Morgan Stanley High Yield Fund, Inc.
Notes to Financial Statements (cont’d)
December 31, 2005

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2005, the Fund did not defer post-October capital, currency and passive foreign investment company losses to January 3, 2006, for U.S. Federal income tax purposes.

F.             Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.            Other: During the year ended December 31, 2005, the Fund made purchases and sales totaling approximately $54,087,000 and $60,467,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A substantial portion of the Fund’s total investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Assets and Liabilities and the differences could be material.

On December 21, 2005, the Officers of the Fund, pursuant to authority granted by the Directors declared a distribution of $0.0364 per share, derived from net investment income, payable on January 6, 2006, to stockholders of record on December 23, 2005.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2005, qualified interest income totaled $4,809,000.

Reporting to Stockholders (Unaudited)

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record (Unaudited)

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Morgan Stanley High Yield Fund, Inc.
Report of Independent Registered Public Accounting Firm
December 31, 2005

To the Stockholders and Board of Directors of
Morgan Stanley High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Fund, Inc. (the “Fund”), including the portfolio of investments, as of December 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Fund, Inc. at December 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

Morgan Stanley High Yield Fund, Inc.
Director and Officer Information (unaudited)
December 31, 2005

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since 2003	Private investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989- December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Director and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction), Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since 2001	President, Kearns & Associates LLC (Investment Consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Director	Director since 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since 2000	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JP Morgan Funds complex managed by JPMorgan Investment Management Inc.

Morgan Stanley High Yield Fund, Inc.
Director and Officer Information (cont’d)
December 31, 2005

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Funds Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman and Director since 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.

James F. Higgins (57) c/o Morgan Stanley Funds Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*        Each Director serves an indefinite term, until his or her successor is elected.

**      The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Director of Morgan Stanley Trust; Managing Director and Director of Morgan Stanley Distributors Inc.; Executive Vice President and Principal Executive Officer of the Retail Funds (since April 2003) and the Institutional Funds (since July 2003); previously President and Director of the Institutional Funds (March 2001 – July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.

J. David Germany (51) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Morgan Stanley High Yield Fund, Inc.
Director and Officer Information (cont’d)
December 31, 2005

Officers: (cont’d)

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds and General Counsel (February 1997- April 2004) of the Retail Funds; previously Secretary (1997-2006) and Director (1997-2005) of the Morgan Stanley Investment Advisors Inc. and the Morgan Stanley Services Company Inc.; and Secretary and Director of Morgan Stanley Distributors Inc. (1997-2005).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2004

Managing Director and General Counsel, U.S. Investment Management; Managing Director (since July 2004) and Secretary (since February 2006) of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc., Managing Director and Secretary of Morgan Stanley Distributors Inc. (since February 2006); Managing Director (since February 2005) and Secretary (since February 2006) of Morgan Stanley Services Company Inc.; Vice President of the Institutional and Retail Funds (since July 2004); various positions with the Van Kampen Funds and certain of their service providers; previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000- July 2004).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since 2001

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); various positions with the Van Kampen Funds; formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since 2002 and Chief Financial Officer since 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since 2003	Director and Vice President of Fund Administration, J.P. Morgan Investor Services Co. (formerly Chase Global Funds Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since 2001

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds and (since July 2003) the Retail Funds; formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*              Each Officer serves an indefinite term, until his or her successor is elected.

In accordance with Section 303A. 12(a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying as to compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on July 19, 2005.

The Fund’s Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund’s N-CSR and are available on the Securities and Exchange Commission’s Website at http://www.sec.gov.

Morgan Stanley High Yield Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’sbehalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley High Yield Fund, Inc.

American Stock Transfer & Trust Company

Dividend Reinvestment and Cash Purchase Plan

59 Maiden Lane

New York, New York 10038

1 (800) 278-4353

Morgan Stanley High Yield Fund, Inc.

Directors

Charles A. Fiumefreddo

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Officers

Charles A. Fiumefreddo

Chairman of the Board

Ronald E. Robison

President and Principal

Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President

James W. Garrett

Treasurer and Chief

Financial Officer

Carsten Otto

Chief Compliance Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1 (800) 278-4353

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 221-6726 or visit our website at www.morganstanley.com/im.

© 2006 Morgan Stanley

IS06-00111I-Y12/05

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase “to the detriment of the Fund.”:

“Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly).”

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit A.

(2)           Not applicable.

(3)           Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that it has two “audit committee financial experts” serving on its audit committee, each of whom are “independent” Directors:  Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

	Registrant		Covered Entities(1)
Audit Fees	$49,403		N/A

Non-Audit Fees
Audit-Related Fees	$		$235,000	(2)
Tax Fees	$2,835	(3)	$52,799	(4)
All Other Fees	$		$956,268	(5)
Total Non-Audit Fees	$2,835		$1,244,067

Total	$52,238		$1,244,067

2004

	Registrant		Covered Entities(1)
Audit Fees	$47,050		N/A

Non-Audit Fees
Audit-Related Fees	$		$115,000	(2)
Tax Fees	$2,700	(3)	$100,829	(6)
All Other Fees	$		$60,985	(7)
Total Non-Audit Fees	$2,700		$276,814

Total	$49,750		$276,814

N/A- Not applicable, as not required by Item 4.

(1)     Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)     Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)     Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4)     Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5)     All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

(6)     Tax Fees represent tax advice services provided to Covered Entities, including assistance in obtaining a private letter ruling and the research and identification of PFIC entities.

(7)     All Other Fees represent attestation services provided in connection with performance presentation standards.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated)

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit

Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)       Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael

Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund’s and its Investment Advisor’s Proxy Voting Policies and Procedures are as follows:

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.              POLICY STATEMENT

Introduction - Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The Policy will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by the Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates”).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy (except for the Morgan Stanley KLD Social Index Fund, which votes proxies pursuant to the Institutional Shareholder Services’ Social Investment Research Proxy Voting Guidelines) pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate’s fiduciary responsibility.

Proxy Research Services - Institutional Shareholder Services (“ISS”) and Glass Lewis (together with other proxy research providers as MSIM Affiliates may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the recommendations of the Research Providers in making proxy voting decisions, they are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM’s Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the Research Providers.

Voting Proxies for Certain Non-U.S. Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate’s ability to vote such proxies. These problems include, but are not limited to:  (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate’s voting instructions. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM’s clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients’ non-U.S. proxies.

II.            GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) this Policy, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. A MSIM Affiliate will not generally vote a proxy if it has sold the affected security between the record date and the meeting date.

III.           GUIDELINES

A.            Corporate Governance Matters. The following proposals will generally be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

i.              General.

1.             Generally, routine management proposals will be supported. The following are examples of routine management proposals:

•      Approval of financial statements, director and auditor reports.

•      General updating/corrective amendments to the charter.

•      Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”

2.             Proposals to eliminate cumulative voting generally will be supported; proposals to establish cumulative voting in the election of directors will not be supported.

3.             Proposals requiring confidential voting and independent tabulation of voting results will be supported.

4.             Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported. Proposals requiring non-U.S. companies to have a separate Chairman and CEO will be supported.

5.             Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

6.             Proposals to require the company to expense stock options will be supported.

7.             Open-ended requests for adjournment generally will not be supported.  However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

8.             Proposals to declassify the Board of Directors (if management supports a classified board) generally will not be supported.

9.             Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

ii.             Election of Directors. In situations where no conflict exists and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

1.             The following proposals generally will be supported:

•      Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.

•      Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

2.             Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made in the following circumstances:

(a)   If a company’s board is not comprised of a majority of disinsterested directors, a withhold vote will be made for interested directors. A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer)  that may impair his or her independence;

(b)   If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees;

(c)   A direct conflict exists between the interests of the nominee and the public shareholders;

(d)   Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a “bright line” test. These would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board;

(e)   A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

(f)    A nominee serves on the board of directors for more than six companies (excluding investment companies).

iii.            Auditors

1.             Generally, management proposals for selection or ratification of auditors will be supported. However, such proposals may not be supported if the audit fees are excessive. Generally, to determine if audit fees are excessive, a 50% test will be applied for audit fees in excess of $1 million: if audit fees are $1 million or more, non-audit fees should less than 50% of the total fees paid to the auditor. If audit fees are less than $1 million, the fees will be reviewed case by case by the Proxy Review Committee.

2.             Proposals requiring auditors to attend the annual meeting of shareholders will be supported.

3.             Proposals to indemnify auditors will not be supported.

iv.            Anti-Takeover Matters

1.             Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws will be supported; proposals to amend by-laws to require a supermajority shareholder vote to pass or repeal certain provisions will not be supported.

2.             Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3.             Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

B.            Capitalization changes. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

1.             The following proposals generally will be supported:

•      Proposals relating to capitalization changes that eliminate other classes of stock and/or eliminate unequal voting rights.

•      Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•      Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•      Proposals for share repurchase plans.

•      Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•      Proposals to effect stock splits.

•      Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

2.             The following proposals generally will not be supported (notwithstanding management support).

•      Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

•      Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•      Proposals to create “blank check” preferred stock.

•      Proposals relating to changes in capitalization by 100% or more.

C.            Compensation. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

1.             The following proposals generally will be supported:

•      Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•      Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•      Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

•      Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.             Blanket proposals requiring shareholder approval of all severance agreements will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.             Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

4.             Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations generally will not be supported.

D.            Other Recurring Items. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.

1.             Proposals to add restrictions related to social, political, environmental or special interest issues that do not relate directly to the business of the company and which do not appear to be directed specifically to the business or financial interest of the company generally will not be supported.

2.             Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate will not be supported.

E.             Items to be reviewed by the Proxy Review Committee

The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

i.              Corporate Transactions

•      Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, Research Providers’ research and analysis will be used along with MSIM Affiliates’ research and analysis, including, among other things, MSIM internal company-specific knowledge. Proposals for mergers or other significant transactions that are friendly, approved by the Research Providers, and where there is no portfolio manager objection, generally will be supported.

ii.             Compensation

•      Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. With respect to proposals related to severance and change of control situations, MSIM Affiliates will support a maximum of three times salary and bonus.

•      Proposals relating to Executive/Director stock option plans. Generally, stock option plans should be incentive based. The Proxy Review Committee will evaluate the the quantitative criteria used by a Research Provider when considering such Research Provider’s recommendation. If the Proxy Review Committee determines that the criteria used by the Research Provider is reasonable, the proposal will be supported if it falls within a 5% band above the Research Provider’s threshold.

•      Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

iii.            Other

•      Proposals for higher dividend payouts.

•      Proposals recommending set retirement ages or requiring specific levels of stock ownership by directors.

•      Proposals for election of directors, where a director nominee is related to MSIM (i.e. on an MSIM Fund’s Board of Directors/Trustees or part of MSIM senior management) must be considered by the Proxy Review Committee. If the proposal relates to a director nominee who is on a Van Kampen Fund’s Board of Directors/Trustees, to the extent that the shares of the relevant company are held by a Van Kampen Fund, the Van Kampen Board shall vote the proxies with respect to those shares, to the extent practicable. In the event that the Committee cannot contact the Van Kampen Board in advance of the shareholder meeting, the Committee will vote such shares pursuant to the Proxy Voting Policy.

•      Proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups.

•      Proposals to limit directors’ liability and/or broaden indemnification of directors.  Generally, the Proxy Review Committee will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

IV.           ADMINISTRATION OF POLICY

A.            Proxy Review Committee

1.             The MSIM Proxy Review Committee (“Committee”) is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it.

(a)           The Committee, which is appointed by MSIM’s Chief Investment Officer (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM’s Policy and determining how MSIM will vote proxies on an ongoing basis.

(b)           The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

(c)           The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to the Policy and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM’s Policy (and any amendments to them and/or any additional guidelines or procedures it may adopt).

(d)           The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3)  determine how to vote matters for which specific direction has not been provided in this Policy. Split votes generally will not be approved within a single Global Investor Group investment team. The Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable.  Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts.  Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available.  If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

(e)           In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”). The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

(f)            The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

(g)           The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary, to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.            Identification of Material Conflicts of Interest

1.     If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM’s General Counsel or his/her designee.

2.     A material conflict of interest could exist in the following situations, among others:

(a)   The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

(b)   The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

(c)   Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

C.            Proxy Voting Reports

(a)           MSIM will promptly provide a copy of this Policy to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

(b)           MSIM’s legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company’s holdings.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Gordon W. Loery, an Executive Director of the Adviser and Joshua Givelber, a Vice President of the Adviser.

Mr. Loery has been associated with the Adviser in an investment management capacity since June 1990 and joined the team managing the Fund in April 1999. Mr. Givelber has been associated with the Adviser in an investment management capacity since June 1999 and joined the team managing the Fund in April 2003.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of December 31, 2005.

As of December 31, 2005, Mr. Loery managed eleven mutual funds with a total of approximately $2.1 billion in assets; five pooled investment vehicles other than mutual funds with a total of approximately $934 million; and one other account with a total of approximately $1 thousand. .

As of December 31, 2005, Mr. Givelber managed seven mutual funds with a total of approximately $1.6 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The portfolio managers of the Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus;

• Morgan Stanley’s Equity Incentive Compensation Program (EICP) awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

• Investment Management Deferred Compensation Plan (IMDCP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMDCP Fund menu;

• Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against an appropriate securities market index (or indices) for the Funds/accounts managed by the portfolio manager. In the case of the Fund, the Fund’s investment performance is measured against the Lehman Brothers Municipal Bond Index and against appropriate rankings or rating prepared by Lipper Inc., Morningstar Inc. or similar independent services which monitor Fund performance. Other Funds/accounts managed by the same portfolio manager may be measured against this same index and same rankings or ratings, if appropriate, or against other indices and other rankings or ratings that are deemed more appropriate given the size and/or style of such Funds/accounts as set forth in such Funds’/accounts’ disclosure materials and guidelines. The assets managed by the portfolio managers in Funds, pooled investment vehicles and other accounts are described in “Other Accounts Managed by the Portfolio Managers” above. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Adviser.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of December 31, 2005, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Gordon W. Loery:        None (1)

Joshua Givelber:           None

(1)   Not included in the table above, the portfolio manager has made investments in more or more mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Item 9. Closed-End Fund Repurchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	February 9, 2006